Risk management	6 Months Ended
Jun. 30, 2021
Risk management [abstract]
Risk management
Credit risk management practices (*)
Globally, in the first half of 2021 the roll-out of the vaccine programmes has gained momentum. However, in the last months an increasing number of Covid-19 infections, mainly due to the spread of the Delta variant was
observed. In many countries, governments have continued their economic support programs (such as tax advantages, unemployment regulations or guarantees) that we believe will assist ING clients in potential financial difficulty to manage through these extraordinary times.

Governments in almost all Retail Banking countries have adopted measures providing for payment holidays. As of end of June 2021, approximately 159,000

customers were granted payment holidays. The total exposure of loans for which a payment holiday is granted amounts to € 17.5

billion, of which over
56 % were for customers located
in the Netherlands and Belgium. At the end of June 2021, 96 % of granted payment holidays had expired.
In 2020, various measures were introduced by governments and ING to alleviate the impact of Covid-19, including European Banking Authority (EBA) guidelines.

Based on the EBA guidelines, the granting of these
payment holidays did not lead to forbearance classifications. Therefore, it did not automatically trigger recognition of lifetime Expected Credit Loss (ECL) either. Until 30 September 2020, ING followed these guidelines and when a payment holiday was provided to a customer as part of a “general payment moratorium”, ING did not classify the exposure as forborne.

The EBA further extended these guidelines from 1 October 2020 until 31 March

2021, with certain extra
conditions. ING decided not to make use of the extension of these guidelines and has taken a prudent decision to
treat all payment holiday requests under new or extended schemes (after September 2020) as stage 2 or stage 3 exposures.
Portfolio quality and concentration
Lending to businesses is diversified over various sectors and countries. The total gross carrying amounts is composed of approximately 65 % business lending and 35 % consumer lending. For a detailed breakdown of ING’s credit risk portfolio by Sector and Geographical area, refer to the section “Credit Risk portfolio” reported in the
‘Risk management’ section of the

2020 Annual Report.
ING’s total gross carrying amounts increased compared to year-end 2020 partly as a result of the TLTRO III participation through deposits to central banks. This is visible in the next table as investment grade with AAA rating.

Covid-19 sensitive sectors (*)
The following sectors are most impacted (directly or indirectly) by the Covid-19 pandemic and the related
lockdown measures and restrictions.
Aviation (Transportation & Logistics):

credit outstandings declined to €
4.3

billion outstanding (
0.47 % of total
portfolio) from € 4.6

billion outstanding (
0.52 % of total portfolio) in 2020. In terms of rating, the distribution of outstanding improved compared to 2020, with outstanding remaining stable in Investment grade, whereas the
Speculative grade outstanding decreased. Both, the Substandard grade and Non-performing grade improved to
0.0
Hospitality & Leisure (Services and Food, Beverages & Personal Care):

credit outstandings decreased to €
5.4
billion outstanding ( 0.59 % of total portfolio) from € 5.9

billion outstanding (
0.67 % of total portfolio). Rating
distribution worsened compared to 2020, with outstanding reduction in BBB and BB ratings, whereas an increase is noticeable in CCC rating classes. Substandard grade slightly increased to 9.9 % from 9.7 % in 2020, and the NPL grade deteriorated to 7.2 % from 6.2 % in 2020.
Non-food retail (Retail):

credit outstandings slightly increased and amounted to €
11.0

billion (
1.21 % of total
portfolio) from € 10.8

billion (
1.22 % of total portfolio) in 2020. Rating distribution improved with concentrations increasing in Investment grade and reducing in Speculative grade. The NPL grade improved to 3.0 % from 3.3 % in
2020, while Substandard grade increased to 1.2 % from 0.7
%.

Real estate:

credit outstandings slightly decreased and amounted to €
53.1

billion (
5.81 % of total portfolio) from
€ 54.4

billion (
6.13 % of total portfolio) in 2020. Rating distribution improved with concentrations increasing in
Investment grade and slightly reducing in Speculative grade. The NPL grade increased to 1.5 % from 1.2 % in 2020, while Substandard grade improved to 0.8 % from 1.2
%.

Loan Loss Provisioning (*)
Since 1 January 2018, ING has recognised loss allowances

based on the expected credit loss model (ECL) of IFRS 9,
which is designed to be forward-looking. The IFRS 9 impairment requirements are applicable to on-balance sheet
financial assets measured at amortised cost or fair value through other comprehensive income

(FVOCI), such as
loans, debt securities and lease receivables, as well as off-balance sheet items such as undrawn loan
commitments, certain financial guarantees, and undrawn committed revolving credit facilities.
The table below describes the portfolio composition over the different IFRS 9 stages and rating classes. The Stage
1 portfolio represents 92.7% (31 December 2020: 91.8%) of the total gross carrying amounts, mainly composed of investment grade, while Stage 2 makes up 6.0% (31 December 2020: 6.8%) and Stage 3 makes up 1.4% (31
December 2020: 1.5%) of the total gross carrying amounts, respectively.
Gross carrying amount per IFRS 9 stage

and rating class¹

in EUR million
12-month ECL (Stage 1) Lifetime ECL not credit impaired (Stage 2) Lifetime ECL credit impaired (Stage 3) Total
30 June 2021
Rating class
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Investment grade
1 (AAA) 118,799 3 47 0 118,846 3
2-4 (AA) 109,118 4 301 0 109,419 4
5-7 (A) 151,056 17 935 1 151,992 17
8-10 (BBB) 307,902 69 9,591 15 317,493 84
Non-Investment grade
11-13 (BB) 160,025 211 15,436 106 175,461 317
14-16 (B) 28,468 192 19,930 475 48,397 667
17 (CCC) 4,277 9 5,334 291 9,611 301
Substandard grade
18 (CC) 2,888 189 2,888 189
19 (C) 2,293 229 2,293 229
NPL grade 20-22 (D) 12,827 3,616 12,827 3,616
Total 879,645 505 56,755 1,306 12,827 3,616 949,228 5,427
¹IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS 9. Total

IAS 37 provisions of €
85

million are excluded from the above chart.
Gross carrying amount per IFRS 9 stage

and rating class¹
in EUR million
12-month ECL (Stage 1) Lifetime ECL not credit impaired (Stage 2) Lifetime ECL credit impaired (Stage 3) Total
31 December 2020
Rating class
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Gross Carrying
Amount Provisions
Investment grade
1 (AAA) 109,734 3 46 0 109,780 3
2-4 (AA) 108,776 6 646 0 109,422 6
5-7 (A) 137,901 27 797 1 138,698 28
8-10 (BBB) 294,923 88 7,418 12 302,341 100
Non-Investment grade
11-13 (BB) 159,076 239 18,513 133 177,588 372
14-16 (B) 28,335 208 23,742 570 52,077 777
17 (CCC) 2,817 9 5,113 259 7,930 269
Substandard grade
18 (CC) 3,384 248 3,384 248
19 (C) 2,323 254 2,323 254
NPL grade 20-22 (D) 13,398 3,797 13,398 3,797
Total 841,562 581 61,981 1,476 13,398 3,797 916,942 5,854
¹IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS 9. Total

IAS 37 provisions of €
75

million are excluded from the above chart.
Changes in gross carrying amounts and loan loss provisions (*)
The table below provides a reconciliation by stage of the gross carrying/nominal amount and allowances for
loans and advances to banks and customers, including loan commitments and financial guarantees. The transfers
of financial instruments represents the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL. This includes the net remeasurement of ECL arising from stage transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis.
The net remeasurement line represents the changes in provisions for facilities that remain in the same stage.
Please note the following comments with respect to the movements observed in the table below for the first
half-year 2021:
● Stage 2 gross carrying amount decreased by € 5.2

billion from €
62

billion as per 31 December 2020. This is
mainly caused by the significant lifetime PD trigger (€ -5.4 billion) and a decrease of Watchlist files (€
-3.3
billion), partly offset by an increase in other triggers of which Forbearance is the most significant one (€
2.0
billion).
● Transportation & Logistics, Real Estate, Services and Food, Beverages & Personal Care are still the sectors with the highest Stage 2 gross carrying amounts, which represent 11%, 10%, 9 % and 8%, respectively of the total, however apart from Transportation & Logistics that stayed flat, the other sectors showed a decrease of
Stage 2 amounts of € 0.8

billion, €
1.3

billion and €
0.8

billion, respectively.
● Stage 3 gross carrying amount decreased by € 0.6

billion from €
13.4

billion as per 31 December 2020 largely
related to repayments and write-offs for certain large individual files. Consequently, in the first 6 months of
2021 relatively low stage 3 individual risk costs were recognized.
● The net remeasurement of loan loss provisions in Stage 1 and Stage 2 of € -114 million and €
-62

million
respectively were significantly impacted by the improved macroeconomic outlook resulting in lower management adjustments to address for the delay in observed defaults .
Additional information on macroeconomic scenarios is included in the section “Macroeconomic scenarios and
sensitivity analysis of key sources of estimation uncertainty”.
Changes in gross carrying amounts and

loan loss provisions (*)
1,2,3
in EUR million 12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance at 1 January 2021
841,562 581 61,981 1,476 13,398 3,797 916,942 5,854
Transfer into

12-month ECL (Stage 1)
13,305 16 -12,830 -202 -475 -19 -204
Transfer into

lifetime ECL not credit impaired (Stage 2)
-15,575 -23 16,345 185 -771 -79 83
Transfer into

lifetime ECL credit impaired (Stage 3)
-1,228 -3 -1,208 -64 2,436 426 359
Net remeasurement of loan loss provisions
-114 -62 89 -87
New financial assets originated or purchased
77,861 80 77,861 80
Financial assets that have been derecognised
-33,762 -31 -5,765 -46 -1,539 -87 -41,066 -163
Net drawdowns and repayments
-2,518 -1,768 -222 -4,509
Changes in models/risk parameters

4 16 33 53
Decrease/Increase in loan loss provisions
-70 -171 362 121
Write-offs
-472 -472
Recoveries of amounts previously written off
21 21
Foreign exchange and other movements
-6 1 -92 -97
Closing balance at 30 June 2021
879,645 505 56,755 1,306 12,827 3,616 949,228 5,427
1 At the end of June 2021, the gross carrying amounts included loans and advances to central banks (€ 119.6 billion), loans and advances to banks (€
26.2

billion), financial assets at FVOCI (€
30.6

billion), securities at amortised cost (€
49.5

billion), loans and advances to customers (€
613.1
billion), assets held for sale (€ 1.3

billion) and contingent liabilities (credit replacements) in scope of IFRS 9 (€
126.9

billion) and excludes receivables related to securities in reverse repurchase transaction

(€
-6.5

billion), cash collateral in respect of derivatives (€
-6.1

billion), the value
adjustment hedged items (€ -0.8

billion), a receivable that is offset by a liquidity facility (€
-2.2

billion), on-demand bank balances (€
-2.5

billion) and other differences amounting to €
0.1

billion.
2 Stage 3 Lifetime credit impaired includes € 3

million Purchased or Originated Credit Impaired.
3 At the end of June 2021, the stock of provisions included provisions for loans and advances to central banks (€ 4 million), loans and advances to banks (€
20

million), financial assets at FVOCI (€
12

million),
securities at amortised cost (€ 22

million), provisions for loans and advances to customers (€
5,347

million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (€
23

million).
Changes in gross carrying amounts and

loan loss provisions (*)
1,2,3
in EUR million 12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance at 1 January 2020
817,247 490 41,082 881 10,955 3,275 869,284 4,646
Transfer into

12-month ECL (Stage 1)
9,139 24 -8,899 -200 -240 -18 0 -194
Transfer into

lifetime ECL not credit impaired (Stage 2)
-39,093 -76 39,601 651 -509 -57 0 518
Transfer into

lifetime ECL credit impaired (Stage 3)
-3,592 -30 -1,879 -163 5,471 1,518 0 1,325
Net remeasurement of loan loss provisions
0 109 0 450 0 700 0 1,259
New financial assets originated or purchased
161,333 178 0 0 161,333 178
Financial assets that have been derecognised
-116,035 -85 -6,987 -107 -897 -236 -123,919 -428
Net drawdowns and repayments
12,563 -938 -181 11,444
Changes in models/risk parameters

7 7
Increase in loan loss provisions
119 638 1,908 2,666
Write-offs
-1,200 -1,200 -1,200 -1,200
Recoveries of amounts previously written off
39 39
Foreign exchange and other movements
-28 -42 -226 -297
Closing balance at 31 December 2020
841,562 581 61,981 1,476 13,398 3,797 916,942 5,854
1 At the end of December 2020, the gross carrying amounts included loans and advances to central banks (€ 109.2 billion), loans and advances to banks (€
25.4

billion), financial assets at FVOCI (€
34.0

billion), securities at amortised cost (€
50.6

billion), loans and advances to customers
(€ 599.7

billion) and contingent liabilities (credit replacements) in scope of IFRS 9 (€
118.4

billion) and excludes receivables related to securities in reverse repurchase transaction

(€
-6.4

billion), cash collateral in respect of derivatives (€
-8.3

billion), the value adjustment hedged items (€
-1.0
billion), a receivable that is offset by a liquidity facility (€ -2.2 billion), on-demand bank balances (€
-2.2

billion) and other differences amounting to €
-0.3

billion.
2 Stage 3 Lifetime credit impaired includes € 3

million Purchased or Originated Credit Impaired.
3 At the end of December 2020, the stock of provisions included provisions for loans and advances to central banks (€ 3 million), loans and advances to banks (€
23

million), financial assets at FVOCI (€
14

million), securities at amortised cost (€
17

million), provisions for loans and advances to
customers (€ 5,779

million) and provisions for contingent liabilities (credit replacements) recorded under Provisions (€
17

million).
Macroeconomic scenarios and sensitivity analysis of key sources of estimation uncertainty

(*)
Methodology (*)
Our methodology in relation to the adoption and generation of macroeconomic scenarios is described in this
section. We continue to follow this methodology in generating our probability-weighted ECL, with consideration of alternative scenarios and management adjustments supplementing this

ECL where, in management's opinion,
the consensus forecast does not fully capture the extent of recent credit or economic events. The macroeconomic scenarios are applicable to the whole ING portfolio in the scope of IFRS9 ECL’s.
Under IFRS 9, ING’s reportable ECL numbers are most sensitive to the forward-looking macroeconomic forecasts used as model inputs, the probability-weights applied to each of the three scenarios, and the criteria for
identifying a significant increase in credit risk. As such, these crucial components require consultation and
management judgement, and are subject to extensive governance.
Management adjustments can be applied where the impact of the updated macroeconomic scenarios is over-

or
under-estimated by the IFRS 9 models. As a result of the economic effects related to Covid-19, estimation uncertainty and level of management judgement increased resulting in the need for additional management
adjustments.
Baseline scenario (*)
As a baseline for IFRS 9, ING has adopted a market neutral view combining consensus forecasts for economic variables (GDP,

unemployment) with market forwards (for interest rates, exchange rates and oil prices). The
Oxford Economics’ Global Economic Model (OEGEM) is used to complement the consensus with consistent projections for variables for which there are no consensus estimates available (most notably house prices and –
for some countries - unemployment), to generate alternative scenarios, to convert annual consensus information to a quarterly frequency and to ensure general consistency of the scenarios. As the baseline scenario is consistent
with the consensus view it can be considered as free from any bias.

The relevance and selection of macroeconomic variables is defined by the ECL models under credit risk model
governance. The scenarios are reviewed and challenged by two panels. The first panel consists of economic experts from Global Markets Research and Risk and Modelling specialists, while the second panel consists of
relevant senior managers.

Alternative scenarios and probability weights (*)
Two alternative scenarios are taken into account; an upside and a downside scenario. The alternative scenarios have to a large extent a technical character as these are based on the forecast errors of the OEGEM.
To understand

the baseline level of uncertainty around any forecast, Oxford Economics keeps track of all its forecast errors of the past 20 years. The distribution of forecast errors for GDP,

unemployment, house prices and
share prices is applied to the baseline forecast creating a broad range of alternative outcomes. In addition, to understand the balance of risks facing the economy in an unbiased way, Oxford Economics runs a survey with respondents from around the world and across a broad range of industries. In this survey the respondents put forward their views of key risks. Following the survey results, the distribution of forecast errors (that is being used for determining the scenarios) may be skewed.
For the downside scenario, ING has chosen for the 90th percentile of that distribution because this corresponds
with how within risk management earnings at risk is defined

within the Group. The upside scenario is
represented by the 10th percentile of the distribution. The applicable percentiles of the distribution imply a 20%
probability for each alternative scenario. Consequently, the baseline scenario has a 60% probability weighting.
Please note that, given their technical nature, the downside and upside scenarios are not based on an explicit
specific narrative.
Macroeconomic scenarios applied (*)
The provisions are based on the June 2021 consensus forecasts.
Baseline assumptions (*)
The June 2021 consensus anticipates global output (based

on average GDP growth in the 25 for ING most
relevant economies), after declining sharply in 2020 by 3.2%, to bounce back to 6.0 % expected growth in 2021 and 4.3 % in 2022. For the years thereafter a levelling off to a below 3 % growth rate is being expected. The consensus reflects that vaccination has picked up strongly in most developed economies allowing most governments to (further) re-open their economies. For Europe in particular the assumption is that it will turn a
corner in Q2 2021 as the speed of vaccination has picked up decisively and social distancing measures removed
or lessened, thus broadening the global economic recovery. The recovery of economies in Asia-Pacific, in which countries like China, Japan and Australia were already back at pre-crisis levels in 2020, is expected to continue. In the US, a stimulus-fuelled economic boom, that already brought back the economy to pre-crisis levels in Q2 2021,
is expected to continue with growth rates of 6.6 % in 2021 and 4.3 % in 2022. The eurozone may reach pre-crisis levels only by Q2 2022.
For most countries unemployment is expected to peak in 2020/21 and to gradually decline in the years
thereafter.

With the economic recovery expected to continue, unemployment to decrease and interest rates to remain low (albeit increasing), house prices can be assumed

to (continue to) increase.
When compared to the December 2020 consensus forecast, used for the 2020 Annual

Report, this quarter’s
forecast assumes a stronger economic recovery. Global GDP is expected to increase by 6.0 % in 2021 (compared to 5.0 % assumed before) and 4.3 % in 2022 ( 3.8 % assumed before). This upward adjustment follows on from a more effective than expected roll-out of vaccination programs and generally better than expected realizations.
Alternative scenarios and risks (*)
Although vaccination against Covid-19 progresses swiftly in many countries, uncertainty surrounding the forecasts remain larger than usual, reflecting continued uncertainty around the development and impact of the pandemic. In 2020, the dispersion of the alternative scenarios has been widened to reflect the general increase
of uncertainty.
Specifically, the forecast bandwidths projected for the end of the forecast horizon has been applied to the near term as well. As the forecast-error distributions widen over time, this means that the distributions became wider
in the near-term and thus allowed for a wider range of possible outcomes. Meanwhile,

at the end of the scenario
horizon they remained unchanged and hence comparable to scenarios generated prior to the pandemic.
However, experience from 2020 shows that the economic harm from lockdowns has diminished over time.
Economies have become better at operating with lockdown restrictions in place (measures became more tailored and businesses more prepared). Oxford Economics’ research shows that the harm from lockdowns has halved from what it was in the first half of 2020. Following on from this, in the current scenarios the above mentioned
overlay to the near-term dispersion has been halved while the downward skew following on from the outcomes of Oxford Economics’ Global Risk Survey has been maintained. As a result from this adjustment, the near-term
dispersion of the forward-looking distributions (from which the alternative scenarios are being derived)

remains
larger than in normal times, but it now also reflects the adaptability of economies to the pandemic.

The upside scenario – though technical in nature – for most countries implies a quick return of output to its pre-
coronavirus baseline forecast and more positive medium-term prospects than envisaged in the baseline scenario.
In this scenario unemployment rates quickly fall back from their peaks.
The downside scenario, while being equally technical in

nature, results in a renewed global downturn in the near-
term. The downside scenario reflects the risk of the coronavirus pandemic not only continuing to pose significant
risks to the near-term outlook but also of leaving longer-lasting scars on the supply side of economies (faster
private sector de-leveraging, austerity measures from governments to reduce overall debt, weaker productivity growth).
Management adjustments applied (*)
In times of volatility and uncertainty where portfolio quality and the economic environment are changing rapidly,
models alone may not be able to accurately predict losses. In these cases management adjustments can be
applied to appropriately reflect ECL. Management adjustments can also be applied where the impact of the
updated macroeconomic scenarios is over-

or under-estimated by the IFRS 9 models.
An overlay of € 296

million was taken in June 2021 (31 December 2020: €
394

million) because of time lags in
defaults occurring in this crisis, as a result of support programmes, while GDP growth forecasts were improving
as more favourable 2021 GDP growth forecasts (and subsequent years) are now being taken into account in the models. As it is expected that additional defaults as a result of the crisis will still come in, the €
296

million overlay
was calculated using a scenario with a time lag between GDP growth forecasts deteriorating and defaults occurring.
Looking forward, it is expected that the phasing out of the Covid-19 related government support measures, such
as Payment Holidays, tax deferrals or subsidies, in the course of 2021 could lead to more business insolvencies and unemployment. This could lead to more clients that have currently taken payment holidays or benefited from other support measures getting into financial difficulties and to higher levels of defaults.

To the extent

ING believes that the elevated risk related to government support measures is not yet covered in the IFRS 9 models, a management adjustment has been recognised. This management adjustment has been
recognised for SME and mid-corporate portfolios as these portfolios are considered to be most at risk as having the highest percentage of customers that requested for payment holidays or include the sectors most dependent on the government support measures compared to other portfolios. As at 30 June 2021 ING has recognised a
management adjustment of € 99

million in the Netherlands (31 December

2020: €
85

million) and €
146

million in
Belgium (31 December 2020: € 131

million) as they are the largest SME portfolios and not significantly impacted by macroeconomic forecasts updates. Furthermore, a management adjustment of € 17 million (31 December
2020: € 28

million) has been recognised in Australia for the mortgage portfolio which is also a portfolio where relative many payment holidays are granted and which is considered at risk.
Given positive developments among

which the increase in oil price, the management

adjustment for the
upstream oil book of € 25

million as at 31 December 2020 has been released in the

first 6 months of 2021,
however a new € 39

million management adjustment for the Acquisition Finance book has been recognised, given
higher risk in the book due to the leveraged nature of the book.
Analysis on sensitivity (*)
The table below presents the analysis on the sensitivity of key forward-looking macroeconomic inputs used in the
ECL collective-assessment modelling process and the probability-weights applied to each of the three scenarios.
The countries included in the analysis are the most significant geographic regions, in terms of both gross
contribution to reportable ECL, and sensitivity of ECL to forward-looking macroeconomics. Accordingly, ING considers these portfolios to present the most significant risk of a material change to the carrying amount of
financial assets within the next financial year. ING also observes that, in general, the Wholesale Banking business is more sensitive to the impact of forward-looking macroeconomic scenarios.
The purpose of the sensitivity analysis is to enable the

reader to understand the extent of the impact on model
based reportable ECL from the upside and downside scenario. The table does not include any management
adjustments, except for the overlay for time lag in defaults of € 296 million as at 30 June 2021.
In the table below the Real GDP is presented in percentage year-on-year change, the unemployment in percentage of total labour force and the house price index (HPI) in percentage year-on year change.
While the table does give a high-level indication of the sensitivity of the outputs to the different scenarios, it does
not provide insight into the interdependencies and correlations between different macroeconomic variable inputs. On total ING level, the unweighted ECL for all collective provisioned clients in the upside scenario was
€ 2,757

million, in the baseline scenario €
2,933

million and in the downside scenario €
3,307

million compared to
€ 2,973

reportable collective provisions currently accounted for (including time lag overlay, excluding other management adjustments).
When compared to the sensitivity analysis of 2020 the macroeconomic inputs are different, as macroeconomic
forecasts have improved since December 2020. Furthermore the dispersion of the up-

and downside scenario
around the baseline scenario has been reduced, reflecting the decreased uncertainty related to the impact of
Covid-19.
The following table shows the sensitivity of the ECL figures to a change in macroeconomic forecasts, as it shows
also the unweighted ECL as calculated before applying the scenario probabilities.
Sensitivity analysis as at 30 June 2021

(*)
2021 2022 2023
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln)
1
Netherlands
Upside scenario
Real GDP 3.3 4.5 3.2
341 20%
382
Unemployment 4.0 4.0 3.2
HPI 11.0 16.3 4.6
Baseline Scenario

Real GDP 2.6 3.2 1.9
374 60 % Unemployment 4.8 4.8 4.7
HPI 7.9 2.6 2.5
Downside scenario
Real GDP 0.1 0.6 1.0
448 20 % Unemployment 6.1 7.1 7.7
HPI 4.6 -12.6 -0.4
Belgium
Real GDP 4.9 4.8 2.6
486 20%
511
Unemployment 6.4 6.0 5.5
HPI 2.7 2.6 3.5
Baseline Scenario

Real GDP 4.2 3.5 2.2
507 60 % Unemployment 7.0 6.4 6.2
HPI 1.9 1.6 2.6
Downside scenario
Real GDP 2.6 1.4 1.7
550 20 % Unemployment 8.2 8.5 8.5
HPI 1.1 -0.1 1.7
Germany
Upside scenario
Real GDP 4.5 5.9 1.9
517 20%
543
Unemployment 3.3 2.7 2.0
HPI 10.6 6.8 4.0
Baseline Scenario

Real GDP 3.3 4.1 1.5
540 60 % Unemployment 4.2 3.8 3.6
HPI 9.4 3.1 0.7
Downside scenario
Real GDP 1.3 1.0 0.2
580 20 % Unemployment 5.3 5.4 5.5
HPI 7.9 -1.5 -2.9
United States
Upside scenario
Real GDP 8.2 5.3 3.0
86 20%
115
Unemployment 4.3 2.8 2.0
HPI 11.6 8.7 9.9
Baseline Scenario

Real GDP 6.6 4.3 2.3
107 60 % Unemployment 4.7 3.8 3.6
HPI 11.1 4.9 4.1
Downside scenario
Real GDP 4.4 1.2 0.7
167 20 % Unemployment 6.7 6.7 7.5
HPI 10.2 -0.1 -2.3
1 Sensitivity does only include the effect of time lag overlay, other management adjustments are excluded.
Sensitivity analysis as at 31 December 2020

(*)
2021 2022 2023
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln) 1
Netherlands
Upside scenario
Real GDP 5.3 3.3 2.8
383 20%
468
Unemployment 5.1 3.9 3.0
HPI 8.1 6.3 4.7
Baseline Scenario

Real GDP 2.8 2.9 1.9
441 60 % Unemployment 5.8 5.2 4.7
HPI -1.9 -1.6 4.5
Downside scenario
Real GDP -4.9 4.8 1.4
636 20 % Unemployment 7.7 7.8 7.9
HPI -12.3 -11.0 4.3
Belgium
Real GDP 6.9 3.3 2.4
494 20%
559
Unemployment 7.3 6.2 5.8
HPI -0.2 4.2 4.8
Baseline Scenario

Real GDP 4.5 3.3 2.3
540 60 % Unemployment 7.5 6.3 6.3
HPI -1.7 3.5 3.8
Downside scenario
Real GDP -0.4 4.0 2.2
681 20 % Unemployment 9.4 9.1 8.8
HPI -3.6 2.5 2.9
Germany
Upside scenario
Real GDP 7.6 3.3 1.5
504 20%
558
Unemployment 3.0 2.2 1.8
HPI 3.5 8.3 6.6
Baseline Scenario

Real GDP 3.9 3.4 1.6
541 60 % Unemployment 4.1 3.5 3.5
HPI 0.4 4.8 3.1
Downside scenario
Real GDP -2.4 3.5 1.3
662 20 % Unemployment 5.6 5.3 5.6
HPI -3.5 0.8 -0.9
United States
Upside scenario
Real GDP 5.6 4.1 3.8
93 20%
189
Unemployment 5.0 3.0 1.9
HPI 6.2 9.4 9.3
Baseline Scenario

Real GDP 4.0 3.2 2.5
134 60 % Unemployment 6.0 4.7 4.1
HPI 4.3 4.1 4.0
Downside scenario
Real GDP -6.3 6.8 1.9
448 20 % Unemployment 8.5 7.9 7.6
HPI 1.2 -1.9 -2.3
1 Sensitivity does only include the effect of time lag overlay, other management adjustments are excluded.
Criteria for identifying a significant increase in credit risk (*)
All assets and off-balance sheet items that are in scope of IFRS 9 impairment and which are subject to collective
ECL assessment are allocated a 12-month ECL if deemed to belong in stage 1, or a lifetime ECL if deemed to belong in stages 2 and 3. An asset belongs in stage 2 if it is considered to have experienced a significant increase in credit risk since initial origination or purchase. The stage allocation process involves an asset’s derived scenario weighted average PD being assessed against a set of PD threshold bandings, which determines the appropriate staging and ECL. Stage 2 is triggered when either a threshold for absolute change in lifetime PD or relative change in lifetime PD is hit. The thresholds for the absolute change in lifetime PD vary between 75 bps for Retail portfolios, 100 bps for Wholesale and 250 bps for SMEs, based on the characteristics of the specific portfolio. We are however in a transition phase to determine this on a portfolio level, which has been implemented for a few
Turkish and Polish models which already have deviating lifetime PD thresholds. The threshold for the relative change in lifetime PD is inversely correlated with the PD at origination; the higher the PD at origination, the lower the threshold. Despite this, the relative threshold is sensitive for investment grade assets while the absolute threshold primarily affects speculative grade assets. On ING Group level, the total ECL collective-assessment for performing assets is € 1,418

million (2020: €
1,678

million) (without taking management adjustments other than
time lag overlay into account).
The setting of PD threshold bandings requires management judgement, and is a key source of estimation uncertainty. To

demonstrate the sensitivity of the ECL to these PD thresholds bandings,

analysis was run on all
collectively-assessed assets, which assumed all assets (stage 1 and 2) were below the threshold, and apportioned
a 12-month ECL. On the same asset base, analysis was run

which assumed all performing assets were above the
threshold, and apportioned a lifetime ECL. This gave rise to hypothetical collective-assessment ECLs of € 989 million (2020: € 1,242

million) and €
2,665

million (2020: €
3,552

million) respectively. Please note that in this
analysis all other ECL risk parameters (except for the stage) were kept equal.
It should be noted that the lifetime PD thresholds are not the only drivers of stage allocation. An asset can change stages as a result of being in arrears, being on a Watch List or being forborne, among other triggers. Refer to section 1.7.8 of Note 1 ‘Basis of preparation and accounting policies’ in the

Annual Report ING Group for the
year ended December 31, 2020 for an exhaustive list. Furthermore, this analysis is rudimentary in that other
parameters would change when an asset changes stages.
Market risk in banking books (*)
IBOR transition (*)
Interbank offered rates, such as EURIBOR and LIBOR, are widely used benchmarks to set interest rates across a broad range of financial products and contracts. In line with the recommendations from the Financial Stability
Board, a fundamental review of the major interest rates benchmarks has been undertaken. For the eurozone, this led to a reform of the EURIBOR benchmark rate and the development of €STR as the recommended nearly
risk-free-rate (RFR) to replace EONIA. For LIBOR benchmarks, the reform will include replacing current LIBOR rates with alternative, nearly risk-free rates.

The US and UK RFR working groups have recommended SOFR and
SONIA as the replacement rates for USD and GBP LIBOR respectively. This transition process is at different stages and progressing at different speeds, across several major currencies.

The reform of EURIBOR was completed in 2019 and consisted of a change to the underlying calculation methodology. The Belgian Financial Services and Markets Authority has granted authorisation with respect to
EURIBOR under the EU Benchmarks Regulation. This allows market participants to continue to use EURIBOR for
both existing and new contracts.

In addition, the Working Group on Euro Risk-Free Rates has recently completed its work on developing recommended fallbacks for EURIBOR contracts based on €STR.

It is expected that these
recommendations will be used by the industry to improve fallback language for both new and existing EURIBOR contracts.
EONIA will cease to be published on 3 January 2022 and

cannot be used in any contracts that may be outstanding
at that time. The transition of existing contracts and products that rely on EONIA is ongoing. EONIA and €STR are both overnight rates and the spread between them was established and fixed in 2019 so this transition is considered less complex than that for LIBOR. ING has transitioned a large number of

EONIA dependent current
accounts in the course of 2021. Clearing houses transitioned EUR cleared derivatives to €STR discounting in July
2020, leaving the task of processing similar changes to our bilateral arrangements. A key challenge to complete this transition is obtaining active engagement from our clients, which is also noted by other financial institutions
and hence subject to discussion, to identify possible

actions, in the Working Group on Euro RFRs.
The administrator of LIBOR confirmed on 5 March 2021 its plans for the cessation of most LIBOR rates at the end
of 2021, with an 18 month extended period of publication for the most commonly used USD LIBOR tenors.

The
extended timeline for USD LIBOR is only intended to support existing USD products, as the expectation from U.S.
and other key non-U.S. Regulatory Agencies is that USD LIBOR should not be used after the end of 2021 for new
contracts.

This extension is seen as a welcome step, and allows the industry time to shift some focus onto the
other LIBOR rates in 2021.

Hence in 2021 ING will focus on conducting new business

using the recommended
alternative rates and transitioning existing GBP/CHF/JPY

LIBOR referenced cash instruments (e.g. loans, bonds)
and derivatives. This aligns with our increasing ability to offer RFR products and for example we have already started participating/arranging SONIA based loans.
The financial sector has issued a number of interim

targets, guidance papers and other initiatives to help phase in key components of this transition. For example significant progress has been made to address deficiencies in derivative fallback clauses. ISDA has issued an IBOR fallback supplement to help ensure clear fallback rates will
apply on the discontinuation of certain key IBORs. From the effective date of 25 January 2021, all new derivatives that reference these ISDA definitions

automatically include these updated fallbacks. The Group and many other parties have also adhered to a protocol to implement these fallbacks into derivative contracts that were entered into before the effective date. If both counterparties adhere to the protocol, these updated fallbacks are automatically incorporated into existing derivative contracts. For loans, various recommendations have been made to help drive consistent inclusion of robust fallbacks and/or rate switch mechanisms for new contracts.
These industry recommendations are incorporated into our contract templates used for new lending.
Public authorities have also recognised that certain LIBOR contracts do not contain provisions for any alternatives, contain inappropriate alternatives, or cannot be renegotiated or amended prior to the expected cessation of LIBOR. In response, the European Commission

has implemented legislation that gives the
Commission the power to replace critical benchmarks if their termination would significantly disrupt or otherwise
affect the functioning of the financial markets in the EU. In addition, the UK government has granted additional powers to the FCA to enable the temporary publication of a ‘’synthetic’’ LIBOR using a different methodology and inputs, that could be used to reduce the disruption to any holders of tough legacy contracts. However, there is no certainty as to the conditions the FCA will apply when exercising these powers and the FCA has consequently encouraged users of LIBOR to renegotiate or amend as many contracts as possible before cessation of the relevant LIBOR.

ING Group has significant exposures to IBORs on its financial instruments that will be reformed as part of this
market-wide initiative. The potential discontinuation of interest rate benchmarks, or changes in the methodology or manner of administration of any benchmark, could result in a number of risks for ING Group, its customers,
and the financial services industry more widely. These risks include legal risks in relation to any required changes to documentation for new and existing transactions. Financial risks (predominantly limited to interest rate risk)
may also arise from any changes in the valuation of financial instruments linked to such benchmarks and declining liquidity may impact a contract directly or the ability to hedge the risks in that contract. Changes in
valuation, interest calculation methodology or documentation may also result in complaints or litigation. The
Group is also exposed to operational risks or may incur additional costs due to the requirement to adapt IT systems, trade reporting infrastructure and operational processes. Conduct risk is also relevant in relation to communications and transition activities with clients or other parties during the transition period.

For example,
the renegotiation of loan contracts requires active engagement from both parties or multiple parties in the case
of syndicated loans, which is seen as one of the key challenges and may lead to negotiations and the required
contractual updates occurring later than planned and concentrated in a period close to actual cessation.

ING
continues to reach out to impacted clients in order to best support the relevant industry timelines and regulatory guidelines, many of which are reliant on customer preferences and readiness.
The ING IBOR programme has a robust governance in place, with progress being tracked by business line steering committees reporting into a central IBOR steering committee. The programme assesses and coordinates the actions necessary to manage the required changes to internal processes and systems, including pricing,

risk
management, legal documentation, hedge arrangements, as well as the impact on our customers. ING continues to monitor market developments, and the outcome of several remaining uncertainties such as the use and availability of term rates, to anticipate the impact on the program, our customers and any related risks.
As at 30 June 2021 approximately EUR 41

billion (31 December 2020: EUR
39

billion) of non-derivative financial
assets and approximately EUR 2

billion (31 December 2020: EUR
5

billion) of non-derivative liabilities have yet to
transition to alternative benchmark rates. This represents approximately 15 thousand contracts. In addition, ING
had as at 30 June 2021 approximately EUR 20

billion of committed undrawn credit facilities linked to benchmark rates that have yet to transition.

The tables below summarize these approximate exposures by significant benchmark rate and excludes exposures that will expire before transition is required. For all rates except USD LIBOR this has been taken as 31 December
2021. For USD LIBOR 30 June 2023 has been taken as the benchmark will be available to support existing
contracts until that time. Comparatives for USD LIBOR have been updated to reflect this as well.
Non derivative Financial instruments

to transition to alternative benchmarks

(*)
30 June 2021
in EUR million
Financial Assets non-
derivative
Financial Liabilities

non-
derivative
Off balance sheet
commitments
Carrying value
(in EUR mln)
Carrying value
(in EUR mln)
Nominal value
(in EUR mln)
By benchmark rate
GBP LIBOR 6,825 424 3,798
USD LIBOR 33,703 1,459 12,445
CHF LIBOR 243 50 404
JPY LIBOR 225 33 136
EUR LIBOR 200 2,808
EONIA 344 39
Total 41,196 2,310 19,630
Non derivative Financial instruments

to transition to alternative benchmarks

(*)
31 December 2020
in EUR million
Financial Assets non-
derivative
Financial Liabilities

non-
derivative
Off balance sheet
commitments
Carrying value
(in EUR mln)
Carrying value
(in EUR mln)
Nominal value
(in EUR mln)
By benchmark rate
GBP LIBOR 6,912 259 3,732
USD LIBOR 30,959 3,796 9,376
CHF LIBOR 345 42 321
JPY LIBOR 225 41 79
EUR LIBOR 422 8 2,564
EONIA 100 728 39
Total 38,963 4,873 16,111
As at 30 June 2021 approximately EUR 538

billion derivatives notional exposures linked to benchmark rates have yet to transition. The majority of derivatives are transacted with clearing houses which will transition through a
standardized exercise in December 2021 (except USD LIBOR). For not centrally cleared derivatives the main transition will occur via ISDA IBOR fallback protocol at the relevant IBOR cessation date.
Derivative Financial instruments

to transition to alternative

benchmarks (*)
30 June 2021 31 December 2020
in EUR million
Nominal value
(in EUR mln)
Nominal value

(in EUR mln)
By benchmark rate 1
GBP LIBOR 31,045 27,031
USD LIBOR 369,056 355,066
CHF LIBOR 12,308 9,710
JPY LIBOR 92,874 87,057
EONIA 32,730 29,593
Total 538,013 508,457
1 For cross currency swaps all legs of the swap are included that are linked to a main IBOR that is significant to ING Group.
The table above does not include EURIBOR exposures as the reformed EURIBOR is compliant with the EU
Benchmarks Regulation and there are no plans to discontinue the rate.
ING Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not included within the table above.
Given that IBOR reform may have various accounting implications, the International Accounting Standards Board
(IASB) has undertaken a two phase project:

● Phase 1 addresses those issues that affect financial reporting before the replacement of an existing benchmark. Phase 1 amendments to IFRS were issued by the IASB in

2019 and were early adopted by ING
Group in the same year. This allowed and still continues to allow ING to apply a set of temporary exceptions to continue hedge accounting even when there is uncertainty about contractual cash flows arising from the reform. Under these temporary exceptions, interbank offered rates are assumed to continue unaltered for the purposes of hedge accounting until such time as the

uncertainty is resolved.
● Phase 2 focuses on issues that may affect financial reporting when the existing benchmark rate is reformed or replaced. Phase 2 amendments to IFRS were issued by the IASB in

2020 and became effective in 2021.
Phase 2 amendments to IFRS relate mainly to accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities due to the IBOR reform and impact on hedge accounting when an existing benchmark rate is reformed or replaced with an alternative risk free rate. Refer to section 1.4.1 of Note 1 ‘Basis of preparation and accounting policies’ of the financial statements.
As explained above, Phase 1 and Phase 2 IBOR amendments

to IFRS, amongst other changes, provide specific
hedge accounting reliefs that allow hedge accounting relationships to continue when IBOR Reform is ongoing.
Phase 1 reliefs cease when uncertainty arising from IBOR Reform is no longer present with respect to the timing and amount of the IBOR-based cash flows of the relevant instruments. Although the administrator of LIBOR
confirmed on 5 March 2021 its plans for the cessation of most LIBOR rates, there is still uncertainty with respect to the timing of the IBOR transition as well as the transition strategy for individual hedged items and/or hedging instruments. It is ING Group’s policy to cease to apply Phase 1 reliefs when the applicable contract (either hedging instrument or hedged item) are actually modified.

As a result, the applicable Phase 1 reliefs will continue
to apply until the relevant contract is modified. At that point in time, Phase 2 reliefs will become applicable.